Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Allowance for credit losses:
Individually evaluated for impairment		¥ 385,522		¥ 489,718
Collectively evaluated for impairment		258,298		260,709
Loans acquired with deteriorated credit quality		14,364	[1]	13,697	[1]	¥ 14,523
Total		658,184		764,124		1,182,188	¥ 1,111,130
Loans:
Individually evaluated for impairment		1,200,663		1,321,738
Collectively evaluated for impairment		115,641,969		115,714,112
Loans acquired with deteriorated credit quality		54,103	[1]	67,778	[1]	91,176
Total	[2]	116,896,735		117,103,628
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		312,970		414,706
Collectively evaluated for impairment		63,366		64,375
Loans acquired with deteriorated credit quality	[1]	13,279		12,017
Total		389,615		491,098		900,686	816,559
Loans:
Individually evaluated for impairment		879,944		977,945
Collectively evaluated for impairment		86,065,091		86,761,245
Loans acquired with deteriorated credit quality	[1]	26,245		27,325
Total	[2]	86,971,280		87,766,515
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		14,175		16,644
Collectively evaluated for impairment		23,413		24,718
Loans acquired with deteriorated credit quality	[1]	1,038		1,184
Total		38,626		42,546		67,336	58,598
Loans:
Individually evaluated for impairment		102,948		110,197
Collectively evaluated for impairment		13,617,802		13,961,393
Loans acquired with deteriorated credit quality	[1]	7,334		8,646
Total	[2]	13,728,084		14,080,236
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		21,829		21,223
Collectively evaluated for impairment		10,708		10,884
Loans acquired with deteriorated credit quality	[1]	13		12
Total		32,550		32,119		30,165	31,187
Loans:
Individually evaluated for impairment		64,752		66,957
Collectively evaluated for impairment		510,440		512,432
Loans acquired with deteriorated credit quality	[1]	3,390		10,426
Total	[2]	578,582		589,815
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		8,294		7,743
Collectively evaluated for impairment		44,282		45,571
Loans acquired with deteriorated credit quality	[1]	5		451
Total		52,581		53,765		73,733	108,454
Loans:
Individually evaluated for impairment		69,760		82,545
Collectively evaluated for impairment		9,527,264		8,963,679
Loans acquired with deteriorated credit quality	[1]	11,228		15,188
Total	[2]	9,608,252		9,061,412
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		28,254		29,402
Collectively evaluated for impairment		116,529		115,161
Loans acquired with deteriorated credit quality	[1]	29		33
Total		144,812		144,596		¥ 110,268	¥ 96,332
Loans:
Individually evaluated for impairment		83,259		84,094
Collectively evaluated for impairment		5,921,372		5,515,363
Loans acquired with deteriorated credit quality	[1]	5,906		6,193
Total	[2]	¥ 6,010,537		¥ 5,605,650

[1]	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
[2]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.